RELATED PARTY TRANSACTIONS - Disclosure of professional fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Capital stock issuance costs	$ 0	$ 6,645
Koffman Kalef, LLP [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense	111	105
Capital stock issuance costs	0	250
Amounts payable, related party transactions	$ 12	$ 6